Accounts receivable, net (Details Narrative)	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2022 SGD ($)	Dec. 31, 2021 SGD ($)	Dec. 31, 2020 SGD ($)
Credit Loss [Abstract]
Total outstanding balance		$ 26,410	$ 31,946
Allowance for bad debt	$ 12,446	$ 16,683	$ 23,210	$ 3,712